Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option

	AVERAGE		TOTAL	AVERAGE
	EXERCISE PRICE		INTRINSIC VALUE	REMAINING
(SHARES IN THOUSANDS)	PER SHARE	SHARES	OF AWARDS	LIFE (YEARS)
Beginning of year	$38.04	13,669
Options granted	$53.75	4,696
Options exercised	$33.20	(2,117)
Options canceled	$45.90	(296)
End of year	$43.16	15,952	$78	6.3
Exercisable at year end	$39.67	9,815	$64	4.9

Schedule Of Changes In Incentive Awards Outstanding

		AVERAGE GRANT DATE
(SHARES IN THOUSANDS)	SHARES	FAIR VALUE PER SHARE
Beginning of year	12,283	$39.76
Granted	393	$54.84
Earned/vested	(5,436)	$41.44
Canceled	(139)	$38.76
End of year	7,101	$39.38